Acquisitions - Identifiable Intangible Assets Acquired (Details) - Hollandia Produce Group, Inc. (Pete's) $ in Thousands	Apr. 04, 2022 USD ($)
Business Acquisition [Line Items]
Intangible assets	$ 55,019
Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets	41,700
Trade Names [Member]
Business Acquisition [Line Items]
Intangible assets	7,400
Noncompete Agreements [Member]
Business Acquisition [Line Items]
Intangible assets	$ 5,919